Related Party Disclosures	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Related Party Disclosures
32. Related Party Disclosures
In accordance with IAS 24 (Related Party Disclosures), persons or companies which are influenced by the reporting entity or which can exert influence on the reporting entity must be disclosed unless such parties are already included in the consolidated financial statements as a consolidated company. Key management personnel consist of the members of the Management and the Supervisory boards.

32.1.	Related party transactions
The following entities are deemed to be related parties of the Company:

•	MCConsult Dr. Peschko, Gilching (previously: Adelanto management services s.I.)

•	Pinsent Masons LLP, Munich

•	Apeiron Investment Group Ltd.

•	Apeiron Advisory Ltd.
MCConsult Dr. Peschko, Gilching (previously: Adelanto management services s.I.)
MCConsult Dr. Peschko is a company owned by Dr. Wolfram Peschko, a former Management Board member who resigned in fiscal year 2020, which provides advisory services for the Company. During the year ended December 31, 2022, related party expenses involving MCConsult Dr. Peschko amounted to €93 thousand. As of December 31, 2022, the Group does not have any outstanding liabilities due to MCConsult Dr. Peschko.
Pinsent Masons LLP
Pinsent Masons LLP is a law firm in which Mr. Mayrhofer, a former member of the Supervisory Board who resigned in fiscal year 2020, is a partner which provides legal advisory services for the companies of the Group. During the year ended December 31, 2022, related party expenses involving Pinsent Masons LLP amounted to €5 thousand. As of December 31, 2022, the Group does not have any outstanding liabilities due to Pinsent Masons LLP.
Apeiron Investment Group Ltd.
Apeiron Investment Group Ltd. (“Apeiron”), a shareholder of Mynaric AG, and Bulent Altan, the Chief Executive Officer and a member of the management board of Mynaric AG, entered into an option agreement, dated August 13, 2019 (as amended), under which Apeiron granted Mr. Altan the right to acquire 56,700 no-par
value bearer shares of the Company at a price of €25.00 per share (the “Altan Option Agreement”). Under the Altan Option Agreement, Mr. Altan was initially entitled to exercise the option during a four-week exercise period following written notice by Apeiron that certain conditions precedent under the agreement have been met (the “Initial Exercise Period”). While the Initial Exercise Period would have expired in December 2020, Apeiron and Mr. Altan agreed to extend the exercise period under the Altan Option Agreement to December 31, 2022. The option was not exercised.
Apeiron Advisory Ltd.
Apeiron Advisory Ltd. (“Apeiron”), Sliema, Malta, and the Mynaric AG have concluded a contract as of March 25, 2022. According to the contract, Apeiron will provide the Group with political and strategic advisory, supporting its management team in building a relevant network of decision makers, thought leaders and institutional investors, as well as navigating government and international affairs. Vincent Wobbe, member of the Group’s supervisory board, is considered a related party due to his employment with the Apeiron Investment Group Ltd. As of December 31, 2022, the Group recognized expenses in the amount of €480 thousand and a liability in the amount of €30 thousand.

32.2.	Remuneration for members of the Management Board
The Supervisory Board determines the total remuneration for members of the Management Board. It also reviews and resolves upon the remuneration system as well as the appropriateness of the total compensation of the respective Management Board members, including the significant contractual elements.
The objective of the remuneration of the Management Board is to provide an adequate compensation for personal performance – considering the Company’s economic performance – and to provide an incentive for successful corporate governance. In this context, the remuneration is in line with the Company’s size as well as industry- and country-specific standards.
The remuneration for Management Board members consists of three components:

•	a non-performance-related remuneration (fixed remuneration),

•	performance-related bonuses,

•	and stock options.
The overall remuneration for the members of the Management Board comprises approximately 40% in fixed remuneration and 60% in performance-related remuneration in the event of 100% target achievement.
Non-performance-related
remuneration
The fixed,
non-performance-related
remuneration comprises the basic remuneration and fringe benefits that may vary over the years, depending on the person involved or the occurrence of certain events.
The amount of the fixed remuneration depends on delegated functions and responsibilities as well as the general conditions customary to the industry and the market. These conditions relate primarily to other listed small- and medium-sized
companies from the technology industry and related sectors. The fixed remuneration is paid in monthly installments.
Fringe benefits mainly include expenses for company housing for members of the Management Board. Members also receive taxable in-kind
benefits.
Performance-related remuneration
The performance-related remuneration comprises two components: the first is agreed upon with the Supervisory Board on an annual basis, and the second is a strategic special component.
The component agreed upon with the Supervisory Board on an annual basis generally consists of two elements based on the Company’s economic performance and achievement of the annual budget as approved by the Supervisory Board. The bonus can be a maximum of 200% in the case of overachievement.
The strategic special component is a reward for the Management Board member’s performance in acquiring strategic investors for the Company.

Stock options
The third remuneration component comprises stock options granted to selected employees in the form of stock options from Stock Option Plans 2019, 2020, 2021 and 2022, in which the Management Board members also participate. A stock option right entitles the holder to the right to purchase Company shares at the respective exercise price. The vesting period for exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period, provided that the performance target has been achieved.
In the context of these plans, stock options were issued to the Management Board in 2019, 2020, 2021 and 2022, which entitle the holder to subscribe to Mynaric AG shares. Detailed information about the granted stock options are presented in Note 11.
Remuneration granted
The remuneration granted to the Management Board in fiscal year 2022 is broken down as follows:

	Short-term employee benefits		Equity-settled share-based payments
Year	Basic remuneration in € thousand	Short-term variable remuneration in € thousand	Number of stock options granted	Recognized as expense in € thousand	Total in € thousand
2022	1,380	488	108,000	1,818	3,686
2021	713	113	100,000	332	1,158
The chairman of the Management Board, Bulent Altan, received remuneration for his activities as CEO of the subsidiary Mynaric USA Inc., which is already included in the remuneration granted and paid. The other Management Board members did not receive any remuneration during their term for their activities in a subsidiary.

32.3.	Supervisory Board remuneration
The remuneration system of the Supervisory Board is based on the Company’s size, the duties and responsibilities of the Supervisory Board members, and the Company’s economic situation and expected future development. The remuneration of the Supervisory Board is governed by section 14 of the Company’s Articles of Association, which was amended on the Annual General Meeting on July 14, 2022. Accordingly, the Supervisory Board members receive a fixed annual remuneration, payable after the end of the fiscal year. The remuneration amounts to €60,000.00 per year, with the chairman receiving twice that amount and the deputy chairman receiving one and a half times this amount. An attendance fee of €500.00 are paid for Supervisory Board meetings. Supervisory Board members who are also members of the Audit Committee shall receive a remuneration in the amount of € 20,000.00 for each full financial year of membership of the Audit Committee in addition to the remuneration for their activities on the Supervisory Board as member, Chairman or Deputy Chairman. The Chairman of the Audit Committee shall receive one and a half times the remuneration. Members of the Supervisory Board receive reimbursement for their out-of-pocket
expenses, however, as well as reimbursement of the value-added tax on their remuneration and out-of-pocket
expenses. In addition, the Company bears the costs of D&O liability insurance for the Supervisory Board members. The Company does not grant any loans to the Supervisory Board members.
The annual remuneration for the Supervisory Board is as follows:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Dr. Manfred Krischke	151	80	40
Peter Müller-Brühl	121	50	20
Steve Geskos	101	32	0
Wincent Wobbe	67	19	0
Hans Koenigsmann	66	12	0
Dr. Gerd Gruppe	0	39	30
Thomas Hanke	0	16	11
Dr. Thomas Billeter	0	15	20
Thomas Mayrhofer	0	0	9
Total	506	263	130

Shareholdings of management and supervisory board members
Based on available information, the board members have the following shareholdings:

Number of shares	December 31, 2022	December 31, 2021	Change
Peter Müller-Brühl	4,445	4,445	0
Joachim Horwath	220,527	220,527	0
Bulent Altan	1,136	1,136	0
Stefan Berndt-von Bülow	174	174	0